UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:      811-21124

          BlackRock New York Municipal Income Trust II
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock New York Municipal Income Trust II
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:     888-825-2257

Date of fiscal year end:      August 31, 2006
Date of reporting period:   November 30, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2005 (Unaudited)

BlackRock New York Municipal Income Trust II (BFY)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—158.8%
			Multi-State—5.7%
			Charter Mac Equity Issuer Trust,
A3	$ 500	[3]	Ser. A, 5.75%, 10/31/15	No Opt. Call	$ 528,640
A3	1,000	[3]	Ser. A, 6.00%, 4/30/19	No Opt. Call	1,062,540
Baa1	1,500	[3]	Ser. B, 6.00%, 4/30/15	No Opt. Call	1,566,705
Baa1	1,000	[3]	Ser. B, 6.30%, 4/30/19	No Opt. Call	1,063,360

					4,221,245

			New York—144.3%
			Albany Indl. Dev. Agcy., New Covenant Charter Sch. Proj., GO,
NR	345		Ser. A, 7.00%, 5/01/25	05/15 @ 102	336,775
NR	220		Ser. A, 7.00%, 5/01/35	05/15 @ 102	210,973
Aaa	1,730		Clarence Indl. Dev. Agcy., Civic Fac. Rev., Bristol Vlg. Proj.,
			6.00%, 1/20/44	01/13 @ 102	1,903,536
			Dorm. Auth.,
AAA	2,500		Brooklyn Law Sch. Proj., Ser. B, 5.125%, 7/01/30, XLCA	07/13 @ 100	2,613,925
Aa3	2,000		Kateri Residence Proj., 5.00%, 7/01/22	07/13 @ 100	2,054,460
AA	5,000		Memorial Sloan Kettering Ctr. Proj., Ser. 1, 5.00%, 7/01/34	07/13 @ 100	5,107,250
AA	2,000		Mount St. Mary Coll. Proj., 5.00%, 7/01/32, RAA	07/13 @ 100	2,042,900
BB+	750		Mt. Sinai NYU Hlth. Proj., 5.50%, 7/01/26	07/08 @ 100	759,960
AAA	2,425		New York Univ. Proj., 5.00%, 7/01/31, MBIA	07/11 @ 100	2,487,686
AAA	2,500	[4]	St. Barnabas Proj., Ser. A, 5.00%, 2/01/31, AMBAC	08/12 @ 100	2,560,950
AA	4,000		Dutchess Cnty. Ind. Dev. Agcy., Civic Facs. Rev., Vassar Coll. Proj., 5.35%, 9/01/40	08/11 @ 101	4,244,200
A+	5,500		Energy Res. & Dev. Auth., Facs. Rev., 4.70%, 6/01/36	01/06 @ 100	5,535,640
BBB	625		Essex Cnty. Indl. Dev. Agcy., Sld. Wst. Disp. Rev., Intl. Paper Co. Proj.,
			Ser. A, 5.50%, 10/01/26	10/12 @ 100	637,044
A	3,250		Geneva Indl. Dev. Agcy., Civic Fac. Rev., Hobart & Williams Smith Proj.,
			Ser. A, 5.375%, 2/01/33	02/13 @ 100	3,416,043
BBB-	385		Herkimer Cnty. Indl. Dev. Agcy., Civic Fac. Rev., Coll. Fndtn., Inc. Student Hsg.
			Proj., 6.25%, 8/01/34	08/13 @ 100	398,194
AA-	5,000		Liberty Dev. Corp. Rev. Proj., 5.25%, 10/01/35	No Opt. Call	5,532,850
AAA	3,515		Long Island Pwr. Auth., Elec. Sys. Rev., Ser. A, Zero Coupon, 6/01/28, FSA	No Opt. Call	1,217,631
			Met. Transp. Auth.,
AAA	2,000		Ser. A, 5.25%, 11/15/31, FGIC	11/12 @ 100	2,109,280
AA-	5,000		Ded. Tax Fund, Ser. A, 5.00%, 11/15/30	11/12 @ 100	5,108,650
AA-	5,000		Svc. Contract Rev., Ser. A, 5.125%, 1/01/29	07/12 @ 100	5,187,450
BBB-	1,000		New York City Ind. Dev. Agcy., Liberty Interactive Corp. Proj., 5.00%, 9/01/35	09/15 @ 100	1,007,410
			New York City Indl. Dev. Agcy.,
B-	1,100		7.75%, 8/01/31		1,062,292
AA+	1,000		Eger Harbor Proj., Ser. A, 4.95%, 11/20/32	11/12 @ 101	1,006,450
AA+	1,000	[5]	Eger Harbor Proj., Ser. A, 5.875%, 5/20/44	N/A	1,116,100
A	1,500		Lycee Francais De Proj., Ser. A, 5.375%, 6/01/23, ACA	12/12 @ 100	1,539,045
AA+	5,000		New York City Mun. Wtr. Fin. Auth., Ser. A, 5.125%, 6/15/34	06/12 @ 100	5,180,700
AAA	5,000	[5]	New York City Trans. Auth., Met. Transp. Auth., Triborough Brdg. & Tunl. Auth. Proj., COP,
			Ser. A, 5.25%, 1/01/10, AMBAC	N/A	5,394,450
AAA	5,000		New York City Trans. Fin. Auth., Ser. B, 5.00%, 11/01/27	11/12 @ 100	5,170,750
			New York City, GO,
A+	4,900	[5]	Ser. B, 5.75%, 12/01/11	N/A	5,465,803
A+	100		Ser. B, 5.75%, 12/01/22	12/11 @ 100	109,852
			New York Cntys. Tobacco Trust III,
BBB	17,000		Zero Coupon, 6/01/38	06/15 @ 26.186	2,506,480
BBB	2,535		6.00%, 6/01/43	06/13 @ 100	2,645,095
AAA	3,000		New York Convention Ctr. Dev., 5.00%, 11/15/35, AMBAC	11/15 @ 100	3,114,240
Caa2	3,675		Port Auth. of NY & NJ, Contl./Eastn. LaGuardia Proj., 9.125%, 12/01/15	01/06 @ 100	3,684,408
AAA	1,000		Sales Tax Asset Receivable Corp., Ser. A, 5.00%, 10/15/32, AMBAC	10/14 @ 100	1,039,860
A	2,500		Suffolk Cnty. Indl. Dev. Agcy., Keyspan Port Jefferson Proj., 5.25%, 6/01/27	06/13 @ 100	2,574,800
			Triborough Brdg. & Tunl. Auth.,
AA	850	[5]	Ser. A, 5.00%, 1/01/12	N/A	916,768
AA	150		Ser. A, 5.00%, 1/01/32	01/12 @ 100	154,665

1

BlackRock New York Municipal Income Trust II (BFY) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		New York—(cont’d)
BBB	$9,000	TSASC, Inc., Tobacco Settlement Rev., Ser. 1, 5.75%, 7/15/32	07/12 @ 100	$ 9,201,510

				106,356,075

		Puerto Rico—8.8%
BBB	1,400	Children's Trust Fund Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	1,421,238
		Hwy. & Transp. Auth.,
BBB	1,850	5.00%, 7/01/28	07/13 @ 100	1,867,335
AAA	2,000 [5]	Ser. D, 5.375%, 7/01/12	N/A	2,190,140
BBB+	1,000	Ser. G, 5.00%, 7/01/42	07/13 @ 100	983,460

				6,462,173

		Total Long-Term Investments (cost $112,950,323)		117,039,493

		Total Investments—158.8% (cost $112,950,3236)		$117,039,493
		Other assets in excess of liabilities—1.8%		1,350,566
		Preferred shares at redemption value, including dividends payable—(60.6)%		(44,670,628)

		Net Assets Applicable to Common Shareholders—100%		$ 73,719,431

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch Ratings rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of November 30, 2005, the Trust held 5.7% of its net assets, with a current market value of $4,221,245, in securities restricted as to resale.
[4]	Security, or a portion thereof, pledged as collateral with a value of $614,628 on 80 U.S. Treasury Note futures contracts expiring December 2005, 60 U.S. Treasury Note futures contracts expiring March 2006 and 51 U.S. Treasury Bond futures contracts expiring March 2006. The value of such contracts on November 30, 2005 was $20,924,219, with an unrealized gain of $267,903.
[5]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[6]	Cost for Federal tax purposes is $112,946,801. The net unrealized appreciation on a tax basis is $4,092,692, consisting of $4,134,015 gross unrealized appreciation and $41,323 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ACA	— American Capital Access	GO	— General Obligation
AMBAC	— American Municipal Bond Assurance Corp.	MBIA	— Municipal Bond Insurance Assoc.
COP	— Certificate of Participation	RAA	— Radian Asset Assurance
FGIC	— Financial Guaranty Insurance Co.	XLCA	— XL Capital Assurance
FSA	— Financial Security Assurance

2

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including its principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      BlackRock New York Municipal Income Trust II

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: January 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: January 25, 2006

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: January 25, 2006